BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,028			$ 4,577
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	8,517			1,049
Local Currency	8,517			1,049
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,744			2,003
Local Currency | £		£ 2,155			£ 1,658
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,543			$ 1,543
Local Currency | R$			R$ 7,467			R$ 8,047